Cash and cash equivalents (Details) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Cash and banks (1)	$ 20,182	$ 3,044
Time deposits	3,288
Mutual funds	448	16,833
Total cash and cash equivalents	$ 23,918	$ 19,877	$ 11,054